Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies
Financial instruments with credit risk
(Dollars in thousands)
	Contractual Amount
	2024	2023
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$348,876	$367,482

Standby letters of credit	$1,675	$3,721

Allowance for credit losses for unfunded loan commitments
(dollars in thousands)	For twelve months ended
	December 31, 2024	December 31, 2023

Beginning Balance	$1,770	$-
Cummulative effect of change in accounting principle	-	2,278
Recovery of credit losses	(669)	(508)
Ending balance	$1,101	$1,770